Intangible Assets Net (Parenthetical) (Detail) (Contractual Rights, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Contractual Rights
Goodwill [Line Items]
Write-off of vendor contract	$ 549